Document and Entity Information	6 Months Ended
	Jul. 02, 2011	Aug. 05, 2011
Entity Registrant Name	TUPPERWARE BRANDS CORP
Entity Central Index Key	0001008654
Trading Symbol	TUP
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Jul. 02, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding		60,609,729